Contracts with Customers	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Contracts with Customers
Note 5 - Contracts with Customers
Contract Assets and Liabilities

When the right to consideration becomes unconditional based on the contractual billing schedule, accrued revenue is recognized. At the point that accrued revenue is billed, trade accounts receivable are recognized. Payment terms on invoice amounts are typically 30 days.

Deferred mobilization, demobilization and contract preparation revenue includes revenues received for rig mobilization as well as preparation and upgrade activities, in addition to demobilization revenues expected to be received upon contract commencement and other lump-sum revenues relating to the firm periods of our contracts. These revenues are allocated to the overall performance obligation and recognized on a straight-line basis over the initial firm term of the contracts.

The following presents our contract assets and liabilities from our contracts with customers:

	As of December 31,
(In $ millions)	2024	2023

Accrued revenue (1)	107.7	73.7
Current contract assets	107.7	73.7

Non-current accrued revenue (2)	1.5	2.3
Non-current contract assets	1.5	2.3
Total contract assets	109.2	76.0

Current deferred mobilization, demobilization and contract preparation revenue	(27.1)	(59.5)
Current contract liability	(27.1)	(59.5)

Non-current deferred mobilization, demobilization and contract preparation revenue	(21.0)	(56.6)
Non-current contract liability	(21.0)	(56.6)
Total contract liability	(48.1)	(116.1)

(1) Accrued revenue includes $20.4 million ($7.3 million as of December 31, 2023) related to the current portion of blended rate revenue, $1.0 million ($1.1 million as of December 31, 2023) pertaining to the current portion of deferred demobilization revenue and nil ($1.2 million as of December 31, 2023) related to the current portion of liquidated damages associated with a known delay in the operational start date of two of our contracts.
(2) Non-current accrued revenue includes $1.5 million ($1.5 million as of December 31, 2023) pertaining to the non-current portion of deferred demobilization revenue and nil ($0.8 million as of December 31, 2023) related to non-current portion of liquidated damages associated with a known delay in the operational start date of two of our contracts. Non-current accrued revenue is included in "Other non-current assets" in our Consolidated Balance Sheets (see Note 16 - Other Non-Current Assets).
Total movement in our contract assets and contract liabilities balances during the years ended December 31, 2024 and 2023 are as follows:

(In $ millions)	Contract assets	Contract liabilities
Balance as of December 31, 2022	61.2	126.0
Performance obligations satisfied during the reporting period	62.6	—
Amortization of revenue	—	(61.9)
Unbilled demobilization revenue	0.4	—
Unbilled variable rate revenue	11.9	—
Performance obligations to be satisfied over time	—	0.4
Cash received, excluding amounts recognized as revenue	—	51.6
Amount invoiced against the contract asset balance	(60.1)	—
Balance as of December 31, 2023	76.0	116.1
Performance obligations satisfied during the reporting period	94.1	—
Amortization of revenue	—	(96.9)
Unbilled demobilization revenue	(0.1)	—
Unbilled mobilization revenue	0.6	—
Unbilled variable rate revenue	13.1	—
Performance obligations to be satisfied over time	—	(0.1)
Cash received, excluding amounts recognized as revenue	—	29.0
Amount invoiced against the contract asset balance	(74.5)	—
Balance as of December 31, 2024	109.2	48.1
Timing of revenue
The Company derives its revenue from contracts with customers for the transfer of goods and services, from various activities performed both at a point in time and over time, under the output method.

	For the years ended December 31,
(In $ millions)	2024	2023	2022
Over time	978.0	743.0	418.6
Point in time	32.6	28.6	25.2
Total	1,010.6	771.6	443.8
Revenue on existing contracts, where performance obligations are unsatisfied or partially unsatisfied at the balance sheet date, is expected to be recognized as follows as at December 31, 2024:

	For the years ending December 31,
(In $ millions)	2025	2026	2027	2028 onwards
Dayrate revenue	882.2	266.7	111.0	102.5
Other revenue (1)	46.4	25.4	14.7	13.9
Total	928.6	292.1	125.7	116.4

(1) Other revenue represents lump sum revenue associated with contract preparation and mobilization and is recognized ratably over the initial firm term of the associated contract in "Dayrate revenue" in the Consolidated Statements of Operations.

Contract Costs

Deferred mobilization and contract preparation costs relate to costs incurred to prepare a rig for contract and delivery or to mobilize a rig to the drilling location. We defer pre‑operating costs, such as contract preparation and mobilization costs, and recognize such costs on a straight‑line basis, over the estimated firm period of the drilling contract. Costs incurred for the demobilization of rigs at contract completion are recognized as incurred during the demobilization period.

	As of December 31,
(In $ millions)	2024	2023
Current deferred mobilization and contract preparation costs	40.6	39.4
Non-current deferred mobilization and contract preparation costs (1)	39.5	42.6
Total deferred mobilization and contract preparation asset	80.1	82.0

(1) Non-current deferred mobilization and contract preparation costs are included in "Other non-current assets" in our Consolidated Balance Sheets (see Note 16 - Other Non-Current Assets).
For the year ended December 31, 2024, total deferred mobilization and contract preparation costs decreased by $1.9 million, as a result of additional deferred costs of $53.8 million primarily relating to the contract preparation and mobilization costs of the rigs "Arabia I", "Vali", "Gerd", "Hild", "Idun", "Thor" and "Ran", offset by amortization of $55.7 million.

For the year ended December 31, 2023, total deferred mobilization and contract preparation costs increased by $26.5 million, as a result of additional deferred costs of $71.1 million primarily relating to the contract preparation and mobilization costs of the rigs "Arabia III", "Hild", "Gerd", "Ran", "Arabia I", "Arabia II" and "Saga", offset by amortization of $44.6 million.